Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Noncontrolling Interest In Equity Subsidiaries

	(dollars in millions)
At December 31,	2011	2010
Noncontrolling interests in consolidated subsidiaries:
Verizon Wireless	$49,165	$47,557
Wireless partnerships	773	786

	$49,938	$48,343